SCHEDULE OF COMPONENTS OF LOSS BEFORE TAXES ON INCOME (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Foreign					$ 20	$ 652
Domestic					101	107
Loss before taxes on income	$ (13)	$ 74	$ 7	$ 221	$ 121	$ 759